Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Grants of Equity Awards
We do not have a formal policy regarding the granting practices of our equity awards. We generally make grants to our employees upon commencement of employment and annually in connection with our annual review of corporate and individual performance. It is the Compensation Committee’s long-standing practice to review the Company’s and individual employee’s performance at the end of each fiscal year and, based on those reviews, approve the granting of annual equity awards for our employees in the following January or February. However, our Board and Compensation Committee, as applicable, carefully review any potential material nonpublic information before granting equity awards. We do not time our equity award grants either to take advantage of a depressed stock price, or an anticipated increase in stock price, and we have limited the amount of discretion that can be exercised in connection with the timing of equity award grants. We also do not time the release of material nonpublic information based on equity award grant dates and do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

During 2024, we did not grant any stock options, stock appreciation rights or similar option-like instruments to any of our NEOs during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, Form 10-K or Form 8-K that discloses material nonpublic information.

401(k) Plan
We maintain a defined contribution retirement plan that provides eligible U.S. employees with an opportunity to save for retirement on a tax-advantaged basis. Eligible employees may defer eligible compensation on a pre-tax basis, up to the statutorily prescribed annual limits on contributions under the Code. Contributions are allocated to each participant’s individual account and are then invested in selected investment alternatives according to the participants’ directions. Employees are immediately and fully vested in their contributions. We provide a discretionary matching contribution equal to 100% of employee contributions up to a maximum of 4% of eligible compensation, as defined under the 401(k) plan. The 401(k) plan is intended to be qualified under Section 401(a) of the Code with the 401(k) plan’s related trust intended to be tax exempt under Section 501(a) of the Code. As a tax-qualified retirement plan, contributions to the 401(k) plan and earnings on those contributions are not taxable to the employees until distributed from the 401(k) plan.

Health and Welfare Benefits
All of our full-time employees, including our NEOs, and certain of our part-time employees are eligible to participate in our health and welfare benefit plans, including our medical, dental, life and long-term disability insurance plans. Our health and welfare benefit plans do not discriminate in scope, terms or operation in favor of our executive officers.

Perquisites and Personal Benefits
We do not provide any perquisites or personal benefits to our NEOs not otherwise made available to our other employees.
Award Timing Method	We generally make grants to our employees upon commencement of employment and annually in connection with our annual review of corporate and individual performance. It is the Compensation Committee’s long-standing practice to review the Company’s and individual employee’s performance at the end of each fiscal year and, based on those reviews, approve the granting of annual equity awards for our employees in the following January or February.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	However, our Board and Compensation Committee, as applicable, carefully review any potential material nonpublic information before granting equity awards. We do not time our equity award grants either to take advantage of a depressed stock price, or an anticipated increase in stock price, and we have limited the amount of discretion that can be exercised in connection with the timing of equity award grants. We also do not time the release of material nonpublic information based on equity award grant dates and do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
During 2024, we did not grant any stock options, stock appreciation rights or similar option-like instruments to any of our NEOs during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, Form 10-K or Form 8-K that discloses material nonpublic information.

401(k) Plan
We maintain a defined contribution retirement plan that provides eligible U.S. employees with an opportunity to save for retirement on a tax-advantaged basis. Eligible employees may defer eligible compensation on a pre-tax basis, up to the statutorily prescribed annual limits on contributions under the Code. Contributions are allocated to each participant’s individual account and are then invested in selected investment alternatives according to the participants’ directions. Employees are immediately and fully vested in their contributions. We provide a discretionary matching contribution equal to 100% of employee contributions up to a maximum of 4% of eligible compensation, as defined under the 401(k) plan. The 401(k) plan is intended to be qualified under Section 401(a) of the Code with the 401(k) plan’s related trust intended to be tax exempt under Section 501(a) of the Code. As a tax-qualified retirement plan, contributions to the 401(k) plan and earnings on those contributions are not taxable to the employees until distributed from the 401(k) plan.

Health and Welfare Benefits
All of our full-time employees, including our NEOs, and certain of our part-time employees are eligible to participate in our health and welfare benefit plans, including our medical, dental, life and long-term disability insurance plans. Our health and welfare benefit plans do not discriminate in scope, terms or operation in favor of our executive officers.

Perquisites and Personal Benefits
We do not provide any perquisites or personal benefits to our NEOs not otherwise made available to our other employees.
MNPI Disclosure Timed for Compensation Value	false